Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
GOODWILL AND OTHER INTANGIBLE ASSETS
Segment breakdown of Goodwill and Other Intangible Assets

	Oil Sands	Refining and Marketing

($ millions)	Goodwill	Goodwill	Brand Name	Customer Lists	Total

At December 31, 2016	2 752	148	166	9	3 075

Disposal (note 33)	—	(8)	(4)	(1)	(13)

Additions	—	—	—	2	2

Amortization	—	—	—	(3)	(3)

At December 31, 2017	2 752	140	162	7	3 061

Additions	—	—	—	4	4

Amortization	—	—	—	(4)	(4)

At December 31, 2018	2 752	140	162	7	3 061